Shareholder Report, Average Annual Return (Details) 192869_AAM SLC Low Duration Income ETF_TF_TSR Annual {TF}	11 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
AAM SLC Low Duration Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM SLC Low Duration Income ETF NAV
Average Annual Return, Percent	5.43%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.20%
Bloomberg 1-3 Year US Government/Credit [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit
Average Annual Return, Percent	4.70%